Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Disclosure of Trade Accounts Receivables by Type of Customer

	12/31/2024	12/31/2023
Domestic customers
Third parties	1,989,455	1,785,157
Related parties (Note 11.1) (1)	83,343	45,650

Foreign customers
Third parties	7,090,160	5,049,609
Related parties (Note 11.1)	202

(-) Expected credit losses	(30,300)	(31,962)
	9,132,860	6,848,454
(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Disclosure of Past Due Trade Accounts Receivables by maturity and allowance for doubtful accounts [table text block]

	12/31/2024	12/31/2023
Current	8,216,570	5,904,402
Overdue
Up to 30 days	682,142	644,644
From 31 to 60 days	134,674	57,395
From 61 to 90 days	38,187	97,639
From 91 to 120 days	17,701	40,533
From 121 to 180 days	12,402	34,708
From 181 days	31,184	69,133
	9,132,860	6,848,454

Disclosure of Changes in Allowance for Doubtful Accounts

	12/31/2024	12/31/2023
Opening balance	(31,962)	(21,109)
(Provisions)/Reversals, net	(2,585)	(35,202)
Write-offs	5,790	24,230
Exchange rate variations	(1,543)	119
Closing balance	(30,300)	(31,962)